Capital leases (Details 2) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Capital Leased Assets [Line Items]
Accumulated depreciation	$ 0	$ (5,639,034)
Total	37,083,985	36,243,195
Vessel And Equipment [Member]
Capital Leased Assets [Line Items]
Capital Leased Assets, Gross	0	41,882,229
Vessels [Member]
Capital Leased Assets [Line Items]
Capital Leased Assets, Gross	$ 37,083,985	$ 0